NOTE 8 - LOANS PAYABLE - Future Minimum Payments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Long-term Debt and Capital Lease Obligations, Repayments of Principal in Next Twelve Months	$ 13,638
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Two	13,638
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Three	12,502
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Years Four and Five
Loans Payable	35,918
Interest Paid, Including Capitalized Interest, Operating and Investing Activities	3,860
Loans Payable, Current	13,400	$ 13,496
Loans Payable, Noncurrent	22,518	$ 33,360
Future Payments Total [Member]
Short-term Debt [Line Items]
Loans Payable	$ 39,778